Document and Entity Information	Sep. 06, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001042893
Document Type	8-K/A
Document Period End Date	Sep. 06, 2024
Entity Registrant Name	INNOVEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	19120 Kenswick Drive
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	346
Local Phone Number	398-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	INVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Innovex International, Inc., a Delaware corporation formerly known as Dril-Quip, Inc. (the “Company”), to amend and supplement its Current Report on Form 8-K (the “Prior 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on September 6, 2024, in connection with the completion of the merger among the Company, Innovex Downhole Solutions, Inc., a Delaware corporation (“Pre-Merger Innovex”), Ironman Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub Inc.”), and DQ Merger Sub, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub LLC”), in accordance with the terms of the Agreement and Plan of Merger, dated as of March 18, 2024, as amended by the First Amendment to the Agreement and Plan of Merger, dated as of June 12, 2024 (the “Merger Agreement”), by and among the Company, Pre-Merger Innovex, Merger Sub Inc. and Merger Sub LLC, which provided for, among other things, (i) the merger of Merger Sub Inc. with and into Pre-Merger Innovex, with Pre-Merger Innovex continuing as the surviving entity (the “Surviving Corporation”) (the “First Merger”) and (ii) immediately following the First Merger, the merger of the Surviving Corporation with and into Merger Sub LLC (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub LLC continuing as the surviving entity under the name “Innovex Downhole Solutions, LLC.”